Investments - Carrying Amount and Unrealized Securities Holding Loss for Investment in JM Weshop (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Share of cumulative (loss)/gain	$ 857	¥ 5,752	¥ (4,982)
Share of other comprehensive loss	$ 140	938	(2,124)
JM Weshop (Cayman) Inc.
Schedule of Equity Method Investments [Line Items]
Investment cost		159,711	158,627
Foreign currency translation		8,425	(1,179)
Total investment cost		168,136	157,448
Share of cumulative (loss)/gain		2,312	(4,923)
Share of other comprehensive loss		(1,186)	(2,124)
Total booked value under equity method		1,126	(7,047)
Net book value		¥ 169,262	¥ 150,401